SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (CNY)	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011
Employee benefit plans
Employee benefit expenses	16,990,702	13,299,908	12,773,440
Segment reporting
Number of operating segments	1
Cost of revenues
Employee benefit plans
Employee benefit expenses	4,898,098	3,847,873	3,461,455
Research and development
Employee benefit plans
Employee benefit expenses	4,214,374	3,694,142	3,553,612
Sales and marketing
Employee benefit plans
Employee benefit expenses	5,269,923	3,551,100	3,649,029
General and administrative
Employee benefit plans
Employee benefit expenses	2,608,307	2,206,793	2,109,344